Auditor's remuneration - Fees payable by HSBC to PwC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information [abstract]
Fees for HSBC Holdings’ statutory audit	$ 21.9	$ 15.7	$ 16.4
Fees for other services provided to HSBC	108.3	95.0	103.1
– audit of HSBC’s subsidiaries	71.0	69.5	70.2
– audit-related assurance services	17.2	10.0	11.4
– other assurance services	20.1	12.2	13.5
– taxation compliance services	0.0	1.6	1.4
– taxation advisory services	0.0	0.0	0.1
– other non-audit services	0.0	1.7	6.5
Year ended 31 Dec	$ 130.2	$ 110.7	$ 119.5